UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   1666 Connecticut Avenue, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20009
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    28-05225
                            -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 387-5035
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            October 17, 2001
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      78
                                           ------------

Form 13F Information Table Value Total:      $227,487
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

AES Corporation                  COM        00130H105      408     31800  SH         SOLE                  23200            8600
                                                            44      3400  SH         OTHER                                  3400
Abbott Laboratories              COM        002824100     3713     71609  SH         SOLE                  71609
                                                           415      8000  SH         OTHER                                  8000
Agilent Technologies             COM        00846U101     1179     60292  SH         SOLE                  58806            1486
American Home Products           COM        026609107      565      9700  SH         SOLE                                   9700
                                                           367      6300  SH         OTHER                                  6300
American International Group     COM        026874107    14151    181420  SH         SOLE                 181420
BP Amoco PLC                     COM        055622104     2499     50814  SH         SOLE                  50814
                                                           315      6406  SH         OTHER                                  6406
Bank of America Corp.            COM        060505104     2452     41983  SH         SOLE                  41983
Bank of New York                 COM        064057102     3314     94700  SH         SOLE                  94700
                                                            14       400  SH         OTHER                                   400
BellSouth Corp.                  COM        079860102     3041     73200  SH         SOLE                  73200
Bristol Myers Co.                COM        110122108      795     14306  SH         SOLE                   5600            8706
                                                           222      4000  SH         OTHER                                  4000
Chiron                           COM        170040109     1627     36667  SH         SOLE                  36667
Cisco Systems                    COM        17275R102     8604    706415  SH         SOLE                 664035           42380
Citigroup, Inc.                  COM        172967101     9392    231908  SH         SOLE                 231908
Clear Channel Communications     COM        184502102     3440     86550  SH         SOLE                  81050            5500
                                                            87      2200  SH         OTHER                                  2200
Cornerstone Propane Partners     COM        218916104      106     16000  SH         SOLE                  16000
Dell Computer Corp.              COM        247025109      232     12500  SH         SOLE                  12500
Digene Corporation               COM        253752109    11583    463325  SH         SOLE                 412026           51299
                                                            75      3000  SH         OTHER                                  3000
E. I. duPont de Nemours & Co.    COM        263534109      930     24776  SH         SOLE                  24776
Eli Lilly                        COM        532457108      258      3200  SH         OTHER                                  3200
Exxon Mobil                      COM        30231G102     8660    219808  SH         SOLE                 207608           12200
                                                           678     17200  SH         OTHER                                 17200
Ford Motor Company               COM        345370860     3685    212377  SH         SOLE                 197796           14581
                                                            98      5667  SH         OTHER                                  5667
General Electric Co.             COM        369604103    14001    376375  SH         SOLE                 370340            6035
                                                           912     24528  SH         OTHER                                 24528
GlaxoSmithKline                  COM        37733W105     3270     58265  SH         SOLE                  58265
Hewlett Packard                  COM        428236103     4611    287318  SH         SOLE                 277518            9800
IBM                              COM        459200101     3440     37504  SH         SOLE                  33652            3852
                                                            98      1064  SH         OTHER                                  1064
Intel Corp.                      COM        458140100     8421    412000  SH         SOLE                 371700           40300
                                                           294     14400  SH         OTHER                                 14400
Interpublic Group Cos.           COM        460690100     4284    210000  SH         SOLE                 210000
JP Morgan Chase                  COM        46625H100     4282    125380  SH         SOLE                 125380
Johnson & Johnson                COM        478160104    15683    283078  SH         SOLE                 263196           19882
KLA Tencor Corp.                 COM        482480100      357     11300  SH         SOLE                   6700            4600
                                                            19       600  SH         OTHER                                   600
Merck & Co., Inc.                COM        589331107    11449    171912  SH         SOLE                 159230           12682
                                                           519      7800  SH         OTHER                                  7800
Microsoft Corp.                  COM        594918104     7950    155370  SH         SOLE                 146770            8600
                                                           409      8000  SH         OTHER                                  8000
Motorola, Inc.                   COM        620076109     1040     66640  SH         SOLE                  47140           19500
National City Corp.              COM        635405103     3359    112168  SH         SOLE                  82800           29368
                                                           294      9800  SH         OTHER                                  9800
Nokia Corp. ADR                  COM        654902204     1352     86400  SH         SOLE                  86400
PepsiCo Inc.                     COM        713448108     3293     67900  SH         SOLE                  67900
Pfizer, Inc.                     COM        717081103     7833    195348  SH         SOLE                 195348
Procter & Gamble Company         COM        742718109     5416     74400  SH         SOLE                  74400
Progressive Corp.-Ohio           COM        743315103     2406     17971  SH         SOLE                  12771            5200
                                                           228      1700  SH         OTHER                                  1700
Royal Dutch Petroleum            COM        780257804    10563    210200  SH         SOLE                 205200            5000
SBC Communications, Inc.         COM        78387G103     4637     98418  SH         SOLE                  98418
Sprint Corporation               COM        852061100      960     40000  SH         SOLE                  40000
Sprint PCS Group                 COM        852061506      526     20000  SH         SOLE                  20000
Stryker Corp.                    COM        863667101     8908    168390  SH         SOLE                 132272           36118
                                                           391      7400  SH         OTHER                                  7400
Sun Microsystems                 COM        866810104       99     12000  SH         OTHER                                 12000
T. Rowe Price Group Inc.         COM        741477103     5508    188000  SH         SOLE                 188000
Tellabs Inc.                     COM        879664100      495     50100  SH         SOLE                  38400           11700
                                                            41      4200  SH         OTHER                                  4200
Vertex                           COM        92532F100      233     12900  SH         SOLE                   8800            4100
Viacom Inc., Class B             COM        925524308     1090     31594  SH         SOLE                  31594
Wachovia Corp.                   COM        929771103     1674     54000  SH         SOLE                  54000
Washington Post 'B'              COM        939640108      520      1000  SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102      442      8000  SH         SOLE                   8000
                                                            11       200  SH         OTHER                                   200
WorldCom Inc.                    COM        98157D106      996     66237  SH         SOLE                  66237
Banco Bilbao Vizcaya Intl. Ltd   PFD        05529T206      698     28000  SH         SOLE                  28000
Banco Bilbao Vizcaya Intl. Ltd   PFD        059456301      700     28000  SH         SOLE                  28000
HSBC Bank, Pfd. C                PFD        44328M815      644     25000  SH         SOLE                  17000            8000
                                                           180      7000  SH         OTHER                                  7000